Net Income per Share	12 Months Ended
Dec. 31, 2025
Net Income per Share
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2023	2024	2025
	Ordinary Shares	Ordinary Shares	Ordinary Shares
Net income attributable to ordinary shareholders	1,009,494	475,445	558,857
Weighted average number of ordinary shares outstanding—basic	347,369,860	350,847,647	348,774,922
Plus: effect of dilutive non-vested restricted share units	52,720	1,503,610	3,187,716
Weighted average number of ordinary shares outstanding—diluted	347,422,580	352,351,257	351,962,638
Basic net income per share	2.91	1.36	1.60
Diluted net income per share	2.91	1.35	1.59

Shares issuable to the investors of Camsing Incident (as defined in Note 14) are included in the computation of basic earnings per share as the shares will be issued for no cash consideration and all necessary conditions have been satisfied upon the settlement.

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Year Ended December 31,
	2023	2024	2025
Share options	7,359,150	329,606	—
Non-vested restricted shares units under share incentive plan	1,738,010	374,957	520,235
Total	9,097,160	704,563	520,235